SHORT-TERM INVESTMENTS - Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 1,051,358	$ 1,043,278
Gross unrealized gains	288	4,039
Gross unrealized losses	(39,360)	(5,729)
Estimated fair value (Level 2 within the fair value hierarchy)	1,012,286	1,041,589
Fair Value, Inputs, Level 2 | Corporate debentures
Debt Securities, Available-for-sale [Line Items]
Amortized cost	986,803	1,012,615
Gross unrealized gains	180	3,883
Gross unrealized losses	(37,408)	(5,560)
Estimated fair value (Level 2 within the fair value hierarchy)	949,574	1,010,939
Fair Value, Inputs, Level 2 | U.S. Treasuries
Debt Securities, Available-for-sale [Line Items]
Amortized cost	42,317	14,658
Gross unrealized gains	96	156
Gross unrealized losses	(984)	0
Estimated fair value (Level 2 within the fair value hierarchy)	41,428	14,815
Fair Value, Inputs, Level 2 | U.S. Government Agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost	22,238	16,005
Gross unrealized gains	12	0
Gross unrealized losses	(968)	(169)
Estimated fair value (Level 2 within the fair value hierarchy)	$ 21,284	$ 15,835